Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
ONEOK, INC. 401(k) PLAN
EIN 73-1520922 PLN 002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(In thousands)

Column (a)	Column (b)	Column (c)	Column (d)	Column (e)
Party-in- Interest Identification	Identity of Issuer Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost**	Current Value

	Dodge & Cox International Stock Fund Class X	Mutual Fund		$30,026
	Dodge & Cox Stock Fund Class X	Mutual Fund		37,574
*	Fidelity Balanced K	Mutual Fund		44,990
*	Fidelity Emerging Markets Index	Mutual Fund		5,477
	JPMorgan Large Cap Growth Fund Class R6	Mutual Fund		112,972
	JPMorgan Small Cap Equity Fund Class R6	Mutual Fund		30,758
	Baird Core Plus Bond Fund Institutional Shares	Mutual Fund		17,111
	Vanguard Extended Market Index Fund Institutional Shares	Mutual Fund		15,133
	Vanguard FTSE All-World ex-US Index Fund Institutional Shares	Mutual Fund		9,053
	Vanguard Institutional Index Fund Plus	Mutual Fund		162,374
	Vanguard Primecap Fund Admiral Shares	Mutual Fund		97,317
	Vanguard Total Bond Market Index Fund Institutional Shares	Mutual Fund		9,368
	Invesco Stable Value Trust Class B1	Collective Investment Trust		7,662
	Vanguard Target Retirement Income Trust I	Collective Investment Trust		3,237
	Vanguard Target Retirement 2020 Trust I	Collective Investment Trust		9,647
	Vanguard Target Retirement 2025 Trust I	Collective Investment Trust		41,252
	Vanguard Target Retirement 2030 Trust I	Collective Investment Trust		79,669
	Vanguard Target Retirement 2035 Trust I	Collective Investment Trust		108,490
	Vanguard Target Retirement 2040 Trust I	Collective Investment Trust		124,990
	Vanguard Target Retirement 2045 Trust I	Collective Investment Trust		138,688
	Vanguard Target Retirement 2050 Trust I	Collective Investment Trust		146,062
	Vanguard Target Retirement 2055 Trust I	Collective Investment Trust		129,976
	Vanguard Target Retirement 2060 Trust I	Collective Investment Trust		48,321
	Vanguard Target Retirement 2065 Trust I	Collective Investment Trust		24,093
	Vanguard Target Retirement 2070 Trust I	Collective Investment Trust		3,208
	Vanguard Cash Reserves Federal Money Market Fund Admiral Shares	Money Market Mutual Fund		30,409
*	ONEOK, Inc.	Common Stock		220,727
	ONE Gas Inc. Stock	Common Stock		6,291
*	Notes receivable from participants	Notes receivable from participants at interest rates ranging from 3.25% to 10.50% with various maturities extending into 2035.		28,038
	Total			$1,722,913
* Party-in-interest.
** This column is not applicable to participant-directed investments.